UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1.	Proxy Voting Record.

The registrant was entitled to vote at six shareholder’s meetings held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Ascend Partners Fund II, Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

(d)	The shareholder meeting date: 19 September 2011

(e)	A brief description of the matter voted on: Adoption of new Articles of Association in connection with new FINRA Rule 5131.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Discovery Global Opportunity Fund, Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

(d)	The shareholder meeting date: 20 September 2011

(e)	A brief description of the matter voted on: Consent to updated explanatory memorandum: specify minimum for subscription add-ons, audit holdbacks no longer pay interest, other routine updates/changes.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Citadel Kensington Global Strategies Fund Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

(d)	The shareholder meeting date: 16 November 2011

(e)	A brief description of the matter voted on: Annual Meeting: Elect chairman, present financials and auditor’s report.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

a)	The name of the issuer of the portfolio security: Lansdowne UK Equity Fund Limited

b)	The exchange ticker symbol of the portfolio security: Not applicable

c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

d)	The shareholder meeting date: 19 December 2011

e)	A brief description of the matter voted on: Extraordinary General Meeting: Change the name of partnership, amend the investment approach of the partnership, reorganize structure of partnership into a master-feeder structure, adopt new memorandum and articles of association to facilitate proposed reorganization.

f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

g)	Whether the registrant cast its vote on the matter. A vote was cast.

h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

a)	The name of the issuer of the portfolio security: Prism Partners IV Leveraged Offshore Fund

b)	The exchange ticker symbol of the portfolio security: Not applicable

c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

d)	The shareholder meeting date: 20 March 2012

e)	A brief description of the matter voted on: Consent to updated offering memorandum. New document specifies conversion from 3(c)(1) to 3(c)(7) fund and that the fund may trade in futures and other commodities.

f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

g)	Whether the registrant cast its vote on the matter. A vote was cast.

h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: S.A.C. International, Ltd.

(b)	The exchange ticker symbol of the portfolio security: Not applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable

(d)	The shareholder meeting date: 27 April 2012

(e)	A brief description of the matter voted on: Reappointment of directors and auditors

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter. A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND A

By:	/s/ Jacques Chappuis
	Name:	Jacques Chappuis
	Title:	Principal Executive Officer

Date:	August 29, 2012